Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note P: Supplemental Cash Flow Information

The components of the change in other assets and liabilities, net, are as follows:

  years ended December 31

(add 000)	2011	2010	2009
Other current and noncurrent assets	$2,439	$3,245	$(8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$(12,741)	$(13,767)	$(4,516)

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2011	2010	2009
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$150,000	$--	$--
Acquisition of land through property exchange	$--	$1,900	$--
Issuance of notes payable for acquisition of land	$--	$450	$125
Note receivable issued in connection with divestiture and sale of assets	$--	$--	$1,675